Financial instruments by category (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Interest income	$ 6,439	$ 47,250	$ 4,272
Interest expense	(38,727)	(54,800)	(61,686)
Interest expense on lease liabilities	(683)	(1,464)	(1,150)
Foreign exchange gains, net	13,904	20,894	35,028
Loss from repurchase of NCN	383	(252)	1,030
Fair value gain on financial assets at fair value through profit or loss	59,581	133,160	38,366
Interest and discount generated by operating credits	1,607	2,635	3,424
Gain on derivative financial instruments, net	104	(1,934)	239
Other finance costs	(11,584)	(16,566)	(9,815)
Total financial instruments	31,024	128,923	9,708
Total financial instruments	40,759	125,854	80,477
Financial Assets And Liabilities At Amortised Cost Category [Member]
Statement [Line Items]
Interest income	6,439	47,250	4,272
Interest expense	(38,727)	(54,800)	(61,686)
Interest expense on lease liabilities	(683)	(1,464)	(1,150)
Foreign exchange gains, net	13,904	20,894	35,028
Loss from repurchase of NCN	383	(252)	1,030
Fair value gain on financial assets at fair value through profit or loss	0	0	0
Interest and discount generated by operating credits	1,607	2,635	3,424
Gain on derivative financial instruments, net	0	0	0
Other finance costs	(11,584)	(16,566)	(9,815)
Total financial instruments	(28,661)	(2,303)	(28,897)
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Category [Member]
Statement [Line Items]
Interest income	0	0	0
Interest expense	0	0	0
Interest expense on lease liabilities	0	0	0
Foreign exchange gains, net	0	0	0
Loss from repurchase of NCN	0	0	0
Fair value gain on financial assets at fair value through profit or loss	59,581	133,160	38,366
Interest and discount generated by operating credits	0	0	0
Gain on derivative financial instruments, net	104	(1,934)	239
Other finance costs	0	0	0
Total financial instruments	$ 59,685	$ 131,226	$ 38,605